Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2013
Registrant Name	dei_EntityRegistrantName	DIREXION FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001040587
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2014
Prospectus Date	rr_ProspectusDate	Dec. 27, 2013